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                               THE MAINSTAY FUNDS
                               51 Madison Avenue
                            New York, New York 10010


June 1, 2006

VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549

Re: Form N-1A for The MainStay Funds on behalf of MainStay Small Cap Growth Fund (SEC File No. 033-02610)

Ladies and Gentlemen:

On behalf of the above-captioned registrant (the "Registrant"), I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended ("1933 Act"), that (i) the form of prospectus and statement of additional information that the Registrant would have filed pursuant to paragraph (c) of that Rule would not have differed from those contained in Post-Effective Amendment No. 81 to the Registrant's Registration Statement on Form N-1A and
(ii) the text of Post-Effective Amendment No. 81 to the Registrant's Registration Statement on Form N-1A was filed electronically on May 26, 2006 with an effectiveness date of May 31, 2006.

If you have any questions, please contact the undersigned at 973-394-4447.

Sincerely,

/s/ Jeffrey Engelsman